Debt (Details Narrative)																																							1 Months Ended	3 Months Ended					6 Months Ended	9 Months Ended		12 Months Ended
	Oct. 22, 2025 USD ($) $ / shares shares	Oct. 21, 2025 USD ($) $ / shares shares	Oct. 20, 2025 USD ($) $ / shares shares	Oct. 17, 2025 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 16, 2025 USD ($) $ / shares	Sep. 12, 2025 USD ($)	Aug. 19, 2025 USD ($)	Jul. 23, 2025 USD ($) shares	Jul. 22, 2025 USD ($) shares	Jun. 30, 2025 USD ($) $ / shares	Jan. 30, 2025 USD ($) $ / shares	Dec. 12, 2024 USD ($)	Dec. 10, 2024 USD ($)	Sep. 24, 2024 USD ($)	Sep. 23, 2024 USD ($) $ / shares shares	Sep. 20, 2024 USD ($) $ / shares	Sep. 19, 2024 USD ($) shares	Sep. 13, 2024 USD ($)	Sep. 05, 2024 USD ($) shares	Aug. 16, 2024 USD ($)	Jul. 22, 2024 USD ($)	May 22, 2024 USD ($) shares	May 03, 2024 USD ($) $ / shares	Apr. 18, 2024 USD ($)	Mar. 26, 2024 USD ($)	Feb. 09, 2024 shares	Feb. 05, 2024 USD ($) shares	Dec. 14, 2023 USD ($) $ / shares shares	Dec. 13, 2023 USD ($)	Nov. 16, 2023 USD ($)	Nov. 06, 2023	Oct. 03, 2023 USD ($)	Sep. 13, 2023 USD ($)	Aug. 30, 2023 USD ($)	Jul. 19, 2022 USD ($)	Mar. 21, 2022	Feb. 19, 2021 USD ($)	Oct. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares	Mar. 31, 2025 USD ($) $ / shares	Sep. 30, 2024 USD ($) $ / shares	Jun. 30, 2024 USD ($)	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) Integer $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 $ / shares	Jun. 27, 2025 USD ($) $ / shares	Feb. 04, 2025 USD ($)	Dec. 23, 2024 $ / shares	Dec. 18, 2024 $ / shares	May 31, 2024 USD ($)	Feb. 14, 2024 $ / shares	Jan. 31, 2024 $ / shares	Dec. 15, 2023 $ / shares	Mar. 31, 2023 USD ($)	Dec. 21, 2022 $ / shares	Oct. 10, 2022 USD ($)	Sep. 30, 2022 USD ($)	Jul. 31, 2022 USD ($)	Mar. 31, 2022 USD ($)
Debt instrument, face amount																													$ 3,500,000
Loss on debt extinguishment																																											$ 152,782			$ 4,488,627	$ 680,762	$ 680,762
Proceeds from issuance of common stock																																														1,115,271	6,257,368	6,257,368	$ 30,761
Shares issued																																									$ 329,996			$ 300,000
Number of promissory notes In connection with merger | Integer																																																	2
Common stock, value					$ 517																																			$ 517						$ 517		$ 80	$ 26
Aggregate principal amount																												$ 4,500,000
Common stock, par value | $ / shares					$ 0.0001																																			$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001
Prepayment premium																																														$ 3,640,000	$ 750,000	$ 750,000
Estimated equity volatility																																														110.95%
Expected term																																														10 years
Risk free rate																																														4.45%
Common stock shares outstanding | shares					5,205,098																																			5,205,098						5,205,098		819,516	258,529
Reverse Stock Split [Member]
Shares issued																																																$ 784,943
Common stock, value																																																$ 82
Gem Agreement [Member]
Debt instrument, face amount																												1,000,000.0
Cash agreed to pay																												1,200,000
Monthly installments																												100,000
Payment of debt																												$ 1,200,000
Shares issuable under the terms of promissory note | shares																												4,000
Gem Agreement [Member] | Gem Warrant [Member]
Warrants exercise price | $ / shares																																																											$ 3,245
Gem Agreement [Member] | Gem Warrant [Member] | Reverse Stock Split [Member]
Warrants exercise price | $ / shares																																																											$ 3,245.00
Yorkville Standby Equity Purchase Agreement [Member]
Debt discount upon issuance																										$ 250,000		$ 100,000
Debt instrument, face amount																										1,500,000		1,000,000
Cash proceeds from issuance of convertible notes																										1,250,000		900,000
Increased principal amount agreed to advance																												1,000,000
Aggregate principal amount																												$ 4,500,000
Maximum floor price | $ / shares																																																										$ 2.00
Floor price | $ / shares																																																									$ 0.294
Amended Debt Repayment Agreement [Member]
Debt instrument, maturity date, description																																																Under the Amended Debt Repayment Agreement, the Company and Yorkville also agreed to extend the maturity date of the Promissory Notes to the date that is 120 days after the closing of the offering and to satisfy the $75,000 payment premium due in connection with an early redemption through the issuance of an Advance Notice for shares of Class A Common Stock (the “Q2 Prepayment Premium”).
Seven Gc Co Holdings Inc [Member]
Debt instrument conversion price per share | $ / shares																																																													$ 5,000.00
Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global, LP [Member]
Debt discount upon issuance																													200,000
Cash proceeds from issuance of convertible notes																													1,800,000
Minimum [Member]
Discount price | $ / shares					$ 14																																			$ 14			$ 146			$ 14	$ 146	$ 150.00	$ 4,190.00
Estimated equity volatility																																															61.00%	61.00%	80.00%
Expected term																																															5 years 7 months 9 days	5 years 7 months 9 days	5 years
Risk free rate																																															4.20%	3.71%	3.46%
Maximum [Member]
Discount price | $ / shares											$ 5,990																														$ 5,990		$ 305				$ 305	$ 2,930.00	$ 5,990.00
Estimated equity volatility																																															62.12%	69.57%	110.95%
Expected term																																															6 years 29 days	6 years 29 days	6 years 29 days
Risk free rate																																															4.45%	4.45%	4.31%
Maximum [Member] | Pre Funded Warrant [Member]
Warrants issued | shares																30,470
Related Party Convertible Notes [Member]
Debt discount upon issuance																																																	$ 1,126,451
Debt instrument, face amount																													$ 7,271,368
Interest expense																																																	2,307,013
Debt instrument, convertible terms																																													The Related Party Convertible Notes bear interest at a rate of 8% per annum, and are convertible into the same series of capital stock of the Company to be issued to other investors upon a Qualified Financing (as defined in the agreement) at a conversion price equal to the lesser of (i) 80% of the per share price paid by the cash purchasers of such Qualified Financing Securities (as defined in the agreement) in the Qualified Financing, or (ii) the conversion price obtained by dividing $50,000,000 by the Fully Diluted Capitalization (as defined in the agreement). If not sooner converted or prepaid, the Convertible Notes are payable no later than the earlier of (a) the written demand by the holders of a majority-in-interest of the Notes then outstanding on or after September 1, 2023, (b) consummation of a Liquidity Event (as defined in the agreement), or (c) the written demand by the Majority Holders (as defined in the agreement) after an Event of Default (as defined in the agreement) has occurred. In the event of a Liquidity Event (as defined below) while this Note is outstanding, immediately prior to the closing of such Liquidity Event and in full satisfaction of this Note, an amount equal to the greater of (a) the Outstanding Amount, or (b) two times (2x) the principal amount of this Note then outstanding shall become immediately due and payable in cash.
Debt instrument conversion percentage																																													80.00%
Interest expense debt																																																	464,071
Debt instrument, interest rate																																													8.00%
Conversion price | $ / shares																																													$ 50,000,000
Debt related commitement fees and debt issuance costs																																																	1,842,942
Conversion of stock, shares converted | shares																													2,293
Nonrelated Party [Member]
Debt instrument, face amount																													$ 3,346,232
Debt instrument, convertible terms																																													The Third Party Convertible Notes bear interest at a rate of 8% per annum, and are convertible into the same series of capital stock of the Company to be issued to other investors upon a Qualified Financing (as defined in the agreement) at a conversion price equal to the lesser of (i) 80% of the per share price paid by the cash purchasers of such Qualified Financing Securities (as defined in the agreement) in the Qualified Financing, or (ii) the conversion price obtained by dividing $50,000,000 by the Fully Diluted Capitalization (as defined in the agreement). If not sooner converted or prepaid, the Convertible Notes are payable no later than the earlier of (a) the written demand by the holders of a majority-in-interest of the Notes then outstanding on or after September 1, 2023, (b) consummation of a Liquidity Event (as defined in the agreement), or (c) the written demand by the Majority Holders (as defined in the agreement) after an Event of Default (as defined in the agreement) has occurred. In the event of a Liquidity Event (as defined below) while this Note is outstanding, immediately prior to the closing of such Liquidity Event and in full satisfaction of this Note, an amount equal to the greater of (a) the Outstanding Amount, or (b) two times (2x) the principal amount of this Note then outstanding shall become immediately due and payable in cash.
Debt instrument conversion percentage																																													80.00%
Debt instrument, interest rate																																													8.00%
Conversion price | $ / shares																																													$ 500,000
Conversion of stock, shares converted | shares																													1,060
Alco [Member]
Debt discount upon issuance																																																		$ 151,000
Debt instrument, face amount																																				$ 2,101,744																													$ 2,000,000
Equity percentage owned percentage																																					15.00%
Debt instrument, convertible terms																																					The outstanding principal and interest under the Old Alco Note was, at the Holder’s election, either (i) effective upon the closing of an Equity Financing (as defined in the agreement), to be converted into shares of the same series of preferred stock of the Company issued to other investors in the Equity Financing (the “Equity Financing Securities”) at a conversion price equal to 85% of the price per share of Equity Financing Securities paid by the other investors in the Equity Financing, with any resulting fraction of a share rounded to the nearest whole share (with 0.5 being rounded up) (the “Conversion Option”) or (ii) immediately prior to the closing of an Equity Financing, become due and payable in cash.
Debt instrument conversion percentage																																					85.00%
Interest expense debt																																																		124,621
Contractual interest																																																		100,274
Amortization of the discount																																																		$ 24,347
Debt instrument, interest rate																																																		20.00%
Loss on debt extinguishment																																				$ 56,653
Alco Manson Ward And D N X [Member]
Debt instrument, face amount																																																															$ 4,200,538	$ 4,200,538
Alco Manson Ward D N X And William Bryant [Member] | Related Party Convertible Notes [Member]
Debt instrument, face amount																																													$ 2,583,000															$ 2,583,000
Private Placement Offering 3 LLP [Member]
Debt instrument, face amount					$ 2,200,000						$ 2,200,000																													$ 2,200,000	$ 2,200,000					$ 2,200,000						$ 11,000,000
Interest expense																																								1,193,231						$ 1,193,231
Debt instrument, interest rate								10.00%			10.00%																														10.00%
Payment of debt																																								1,291,516
Prepayment premium								$ 183,333
Estimated equity volatility																																														180.00%
Expected term																																														1 year
Discounted market interest rate																																														1000.00%
Risk free rate																																														3.88%
Probability of optional redemption rate																																														28.70%
Debt instrument conversion price per share | $ / shares											$ 2.50																														$ 2.50
Warrants exercise price | $ / shares											$ 2.50																														$ 2.50
Proceeds from issuance of secured debt											$ 1,725,000
Two Thousand Twenty Two Third Party Convertible Notes [Member] | Third Party Creditors [Member]
Debt instrument, face amount																																																															1,761,206
Third Party Convertible Notes [Member] | Third Party Creditors [Member]
Debt instrument, face amount																																																															$ 1,435,000
Alco August Promissory Note [Member] | Alco [Member]
Debt instrument, face amount																																			$ 150,000
Interest expense																																																$ 11,284	4,494
Interest expense debt																																																8,022	4,044
Debt instrument, interest rate																																			8.00%
Debt related commitement fees and debt issuance costs																																																3,261	450
Debt instrument, maturity date																																			Apr. 29, 2024
Debt instrument unamortized debt issuance costs gross																																			$ 3,711
Principal amount outstanding																																																	150,000
Accrued interest outstanding																																																	4,044
Alco September Promissory Note [Member] | Conversion And Settlement [Member]
Loss on debt extinguishment																$ 4,808,882
Grant date fair value of warrants issued																		$ 3,687,812
Alco September Promissory Note [Member] | Conversion And Settlement [Member] | Pre Funded Warrant [Member]
Grant date fair value of warrants issued																		$ 4,080,194
Alco September Promissory Note [Member] | Measurement Input, Discount for Lack of Marketability [Member] | Put Option [Member]
Lock-up period																																	180	180
Maximum borrowing capacity																																	$ 500,000	$ 1,000,000
Holding period for shares																																	8 months 19 days	9 months 7 days
Cash proceeds from issuance of convertible notes																																	$ 500,000	$ 1,000,000
Estimated re-levered equity volatility rate																															54.00%		52.00%	54.00%
Commensurate risk-free rate																															5.20%		5.40%	5.30%
Expected percentage of completing the Merger																																100.00%	80.00%	80.00%
Alco September Promissory Note [Member] | Minimum [Member] | Measurement Input, Discount for Lack of Marketability [Member] | Put Option [Member]
Percentage of discount lack of marketability																																9.50%	10.00%	10.70%
Alco September Promissory Note [Member] | Maximum [Member] | Conversion And Settlement [Member]
Warrants issued | shares																		133,134
Alco September Promissory Note [Member] | Maximum [Member] | Conversion And Settlement [Member] | Pre Funded Warrant [Member]
Warrants issued | shares																		104,892
Alco September Promissory Note [Member] | Maximum [Member] | Measurement Input, Discount for Lack of Marketability [Member] | Put Option [Member]
Percentage of discount lack of marketability																																15.00%	15.00%	16.00%
Alco September Promissory Note [Member] | Weighted Average [Member]
Percentage of discount lack of marketability																																11.50%	11.50%	12.50%
Alco September Promissory Note [Member] | Alco [Member]
Debt discount upon issuance																																		$ 638,808
Debt instrument, face amount																																		$ 1,500,000
Interest expense																																																283,188	478,815
Interest expense debt																																																92,822	30,575
Debt instrument, interest rate																																		8.00%
Debt related commitement fees and debt issuance costs																																																$ 190,366	448,240
Debt instrument, maturity date																																		Sep. 30, 2024
Principal amount outstanding																																																	1,500,000
Accrued interest outstanding																																																	30,575
Debt issuance costs																																		$ 8,588
Alco November Promissory Note [Member] | Measurement Input, Discount for Lack of Marketability [Member] | Put Option [Member]
Lock-up period																															180
Holding period for shares																															7 months 6 days
Alco November Promissory Note [Member] | Alco Share Transfer Agreements [Member] | Seven Gc Co Holdings Inc [Member]
Debt conversion, description																																																for each $5,000.00 in principal borrowed under the Alco September and November Promissory Notes, the Sponsor agreed to forfeit one share of 7GC Class B Common Stock held by the Sponsor, in exchange for the right of Alco to receive one New Banzai Class A Share. For each $5,000.00 in principal borrowed under the December Note, the Sponsor agreed to forfeit three shares of 7GC Class B Common Stock held by the Sponsor, in exchange for the right of Alco to receive three New Banzai Class A Shares. Such forfeited and issued shares under the Alco September, November, and December Promissory Notes are capped at an amount equal to 300,150, and 1,200, respectively.
Lock-up period																														180
Alco November Promissory Note [Member] | Alco [Member]
Interest expense																															$ 321,189																		94,005
Interest expense debt																																																$ 43,891	7,397
Debt instrument, interest rate																															8.00%
Debt related commitement fees and debt issuance costs																																																277,298	86,608
Debt instrument, maturity date																														Dec. 31, 2024	Apr. 13, 2024
Debt instrument unamortized debt issuance costs gross																															$ 363,905
Principal amount outstanding																																																	750,000
Accrued interest outstanding																																																	7,397
Alco November Promissory Note [Member] | Alco [Member] | Maximum [Member]
Debt instrument, face amount																															$ 750,000
Alco December Promissory Note [Member] | Measurement Input, Discount for Lack of Marketability [Member] | Put Option [Member]
Lock-up period																														180
Holding period for shares																														5 months 26 days
Estimated re-levered equity volatility rate																														47.00%
Commensurate risk-free rate																														5.20%
Expected percentage of completing the Merger																														100.00%
Alco December Promissory Note [Member] | Minimum [Member] | Measurement Input, Discount for Lack of Marketability [Member] | Put Option [Member]
Percentage of discount lack of marketability																														7.50%
Alco December Promissory Note [Member] | Maximum [Member] | Measurement Input, Discount for Lack of Marketability [Member] | Put Option [Member]
Percentage of discount lack of marketability																														12.00%
Alco December Promissory Note [Member] | Weighted Average [Member]
Percentage of discount lack of marketability																														9.00%
Alco December Promissory Note [Member] | Alco [Member]
Interest expense																																																936,941	39,087
Interest expense debt																																																117,040	7,890
Debt instrument, interest rate																														8.00%
Debt related commitement fees and debt issuance costs																																																819,901	31,197
Debt instrument unamortized debt issuance costs gross																														$ 1,496,252
Principal amount outstanding																																																	2,000,000
Accrued interest outstanding																																																	7,890
Alco December Promissory Note [Member] | Alco [Member] | Maximum [Member]
Debt instrument, face amount																														$ 2,000,000
Alco April Two Thousand Twenty Four Amendment [Member]
Debt instrument, maturity date range, end																									May 31, 2024
Alco April Two Thousand Twenty Four Amendment [Member] | Alco [Member]
Proceeds from issuance of common stock																									$ 4,000,000
Alco April Two Thousand Twenty Four Amendment [Member] | Alco [Member] | Conversion And Settlement [Member]
Loans payable current																		$ 4,711,681
Seven G C Promissory Notes [Member]
Loans payable current																																																	$ 2,540,091
2024 CPBF Convertible Note [Member]
Debt instrument, face amount																$ 10,758,775																																283,315
Loss on debt extinguishment																				$ 6,529,402
Debt instrument, interest rate																15.50%
Debt instrument, maturity date																Feb. 19, 2027
Debt instrument conversion price per share | $ / shares																$ 38.90
Debt instrument, increase in interest rate of an event of default																20.00%
Exit fee, percentage																1.00%
Subordinated Secured Promissory Note [Member]
Debt instrument, face amount													$ 2,400,000						$ 262,500
Debt instrument, interest rate													44.00%						48.00%
Debt instrument, maturity date													Jul. 10, 2025						Mar. 03, 2025
Administrative agent fees													$ 120,000						$ 12,500
Proceeds from issuance of secured debt													1,782,438						$ 250,000
July Agile Note [Member]
Early prepayment of remaining outstanding balances													319,500
September Agile Note [Member]
Early prepayment of remaining outstanding balances													178,063
December Agile Note [Member]
Loss on debt extinguishment													$ 1,071,563
Agile Term Notes [Member]
Interest expense																																								817,721						$ 1,499,649		$ 100,095
Debt instrument, interest rate																																											5.00%				5.00%	5.00%
Payment of debt																																								1,724,250	$ 1,929,885	$ 3,540,800						$ 1,857,151
August 1800 Diagonal Note [Member]
Debt instrument, face amount																					$ 184,000
Debt instrument, interest rate																					12.00%
Debt instrument, maturity date																					Jun. 15, 2025
Proceeds from issuance of secured debt																					$ 152,000
Original issue discount																					24,000
Debt instrument unamortized debt issuance costs incurred during the period																					8,000
August 1800 Diagonal Note [Member] | Additional Tranche [Member]
Debt instrument, face amount																					$ 750,000
September 1800 Diagonal Note [Member]
Debt instrument, face amount							$ 151,800								$ 124,200
Debt instrument, interest rate							14.00%								12.00%
Debt instrument, maturity date							Jun. 15, 2026								Jul. 30, 2025
Proceeds from issuance of secured debt							$ 125,000								$ 100,000
Original issue discount							19,800								16,200
Debt instrument unamortized debt issuance costs incurred during the period							$ 7,000								8,000
December 1800 Diagonal Note [Member]
Debt instrument, face amount														$ 124,200
Debt instrument, interest rate														12.00%
Debt instrument, maturity date														Oct. 15, 2025
Proceeds from issuance of secured debt														$ 100,000
Original issue discount														16,200
Debt instrument unamortized debt issuance costs incurred during the period														$ 8,000
Thousand Eight Hundred Diagonal Notes [Member]
Interest expense																																								54,835						$ 71,505		$ 12,251
Debt instrument, convertible terms																																														The Notes become convertible at the lender’s option upon an event of default, at a conversion price equal to the quotient resulting from dividing the Conversion Amount, measured as the sum of (1) the principal amount of the Note or Notes being converted in such conversion, plus (2) at the lender’s option, accrued and unpaid interest, if any, on such principal amount at the interest rates to the respective note or notes being converted through the conversion date, plus (3) at the lender’s option, the default interest, divided by the “Conversion Price” then in effect on the date specified in the notice of conversion (the conversion date). The Conversion Price will be measured as seventy-five percent (75%) multiplied by the market price, which means the lowest trading price for the Company’s Common Stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date.		The Notes become convertible at the lender’s option upon an event of default, at a conversion price equal to the quotient resulting from dividing the Conversion Amount, measured as the sum of (1) the principal amount of the Note or Notes being converted in such conversion, plus (2) at the lender’s option, accrued and unpaid interest, if any, on such principal amount at the interest rates to the respective note or notes being converted through the conversion date, plus (3) at the lender’s option, the default interest, divided by the “Conversion Price” then in effect on the date specified in the notice of conversion (the conversion date). The Conversion Price will be measured as seventy-five percent (75%) multiplied by the market price, which means the lowest trading price for the Company’s Common Stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date.
Payment of debt																																								65,589	$ 316,719	145,286
Percentage of common stock shares convertible																																														4.99%		4.99%
CPBF Lending LLC [Member]
Derivatives measured at fair value																$ 12,000																						$ 3,000
Exit fee percentage																																																			1.00%
Debt covenant description																																																The Loan Agreement contains customary covenants, including restrictions on the Company’s ability to incur indebtedness, grant liens or security interest on assets, make acquisitions, loans, advances or investments, or sell or otherwise transfer assets, among others. The Loan Agreement also contains other financial covenants related to minimum gross profit margin, minimum ARR (Annual Recurring Revenue) growth rate, and fixed charge ratio, among other financial covenants per the terms of the Loan Agreement.
Debt Instrument, covenant compliance description																																														For all respective periods presented, the Company was not in compliance with the Minimum Gross Profit Margin covenant in section 7.14.1 of the Loan Agreement, the Minimum ARR Growth covenant in section 7.14.2 of the Loan Agreement, and the Fixed Charge Coverage Ratio covenant in section 7.14.3 of the Loan Agreement. As a result of the Company’s noncompliance with the financial covenants, the entire principal amount and all unpaid and accrued interest will be classified as current on the Company’s consolidated balance sheets.		For all respective periods presented, the Company was not in compliance with the Minimum Gross Profit Margin covenant in section 7.14.1 of the Loan Agreement, the Minimum ARR Growth covenant in section 7.14.2 of the Loan Agreement, and the Fixed Charge Coverage Ratio covenant in section 7.14.3 of the Loan Agreement. As a result of the Company’s noncompliance with the financial covenants, the entire principal amount and all unpaid and accrued interest will be classified as current on the Company’s consolidated balance sheets.
Bifurcated embedded derivative					9,000																																			9,000						$ 9,000		$ 51,000
Change in fair value																																														54,000		$ 51,000
Shares issued upon conversion of option, value																																							$ 216,284
Warrants exercise price | $ / shares																$ 38.90
Proceeds from issuance of private placement															4,600,000
CPBF Lending LLC [Member] | Subsequent Event [Member]
Shares issued upon conversion of option, value	$ 18,357	$ 89,258	$ 29,943	$ 29,558
CPBF Lending LLC [Member] | Term Note [Member]
Debt instrument, interest rate																																																			14.00%
Paid in kind interest																																																			1.50%
Capitalized debt issuance costs																																						310,589
CPBF Lending LLC [Member] | Convertible Debt [Member]
Debt instrument, interest rate																																											16.00%				16.00%
Paid in kind interest																																																			15.50%
Debt instrument conversion price per share | $ / shares																																																			$ 133.64
Capitalized debt issuance costs																																						$ 71,674
CPBF Lending LLC [Member] | Convertible Debt [Member] | Reverse Stock Split [Member]
Debt instrument conversion price per share | $ / shares																																																			$ 1,336.40
CPBF Lending LLC [Member] | First Amendment Convertible Note [Member]
Debt instrument, face amount																																																														$ 321,345
CPBF Lending LLC [Member] | Medium-Term Note [Member]
Debt instrument, interest rate																																											16.00%				16.00%	16.00%	16.00%
CPBF Lending LLC [Member] | 2024 CPBF Convertible Note [Member]
Debt instrument, face amount					2,840,677																																			2,840,677						2,840,677
Interest expense																																																$ 368,525
Interest expense debt																																																$ 369,459
Debt instrument, interest rate																																											15.40%				15.40%	15.40%
Debt related commitement fees and debt issuance costs																																																$ 934
Cash proceeds from issuance of convertible notes															$ 3,000,000
Percentage of capital stock issued															20.00%
Yorkville Promissory Notes [Member]
Debt instrument, face amount					$ 2,000,000							$ 3,500,000																												$ 2,000,000		$ 1,695,000				$ 2,000,000		0	$ 1,766,000
Convertible promissory note, payment premium percentage												4.00%																												4.00%		4.00%
Discount price | $ / shares					$ 2.94							$ 2.24																												$ 2.94		$ 11.20				$ 2.94			$ 1.88
Interest expense																																																80,760
Premium fair value												$ 3,402,000
Aggregate outstanding principal amount												$ 3,500,000
Debt																																																0	$ 2,000,000
Estimated equity volatility												224.00%																												123.00%		171.00%							71.00%
Expected term												6 months																												5 months 15 days		3 months 29 days							5 months 15 days
Discounted market interest rate												8.70%																												11.50%		11.30%							14.00%
Risk free rate												4.27%																												3.86%		4.29%							5.28%
Probability of optional redemption rate																																																	10.00%
Gain (loss) on change in fair value of convertible notes liability																																																693,000	$ 34,000
Original issue discount												$ 3,150,000
Yorkville Promissory Notes [Member] | Yorkville Advisors Global, LP [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Debt instrument, face amount																																																1,000,000
September Twenty Twenty Five Yorkville Note [Member]
Debt instrument, face amount					$ 2,000,000	$ 2,000,000																																		$ 2,000,000						$ 2,000,000
Convertible promissory note, payment premium percentage					4.00%	4.00%
Discount price | $ / shares					$ 2.12																																			$ 2.12						$ 2.12
Debt instrument, interest rate						50.00%
Debt instrument, maturity date						Mar. 16, 2026
Cash proceeds from issuance of convertible notes						$ 890,000
Payment of debt						$ 1,000,000
Common stock, par value | $ / shares						$ 0.0001
Premium fair value					$ 1,992,000																																			$ 1,992,000						$ 1,992,000
Debt instrument, increase in interest rate						18.00%
Prepayment premium						$ 500,000
Estimated equity volatility					128.00%
Expected term					6 months
Discounted market interest rate					11.80%
Risk free rate					3.81%
Debt instrument conversion price per share | $ / shares						$ 2.50
Two Thousand And Twenty Two Convertible Notes [Member]
Debt discount upon issuance																																																	559,390
Interest expense																																																	1,063,093
Interest expense debt																																																	188,059
Debt related commitement fees and debt issuance costs																																																	875,034
Yorkville Convertible Note [Member] | Yorkville Advisors Global, LP [Member]
Convertible promissory note, payment premium percentage												4.00%
Debt instrument, interest rate												18.00%
Debt instrument, maturity date												Jul. 31, 2025
Prepayment premium												$ 1,000,000
Yorkville Convertible Note [Member] | Yorkville Advisors Global, LP [Member] | Subsequent Event [Member]
Debt instrument, face amount												$ 3,500,000
Convertible promissory note, payment premium percentage												4.00%
Debt instrument, maturity date												Jul. 31, 2025
Debt instrument, increase in interest rate												18.00%
Prepayment premium												$ 1,500,000
Debt instrument conversion price per share | $ / shares												$ 2.00
Yorkville Convertible Note [Member] | Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global, LP [Member]
Debt instrument, face amount																													$ 2,000,000
Yorkville Convertible Note [Member] | Minimum [Member] | Yorkville Advisors Global, LP [Member]
Debt instrument, interest rate												0.00%
Yorkville Convertible Note [Member] | Minimum [Member] | Yorkville Advisors Global, LP [Member] | Subsequent Event [Member]
Debt instrument, interest rate												0.00%
Yorkville Convertible Note [Member] | Maximum [Member] | Yorkville Advisors Global, LP [Member] | Subsequent Event [Member]
Debt instrument, interest rate												6.00%
Yorkville Convertible Notes [Member] | Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global, LP [Member]
Prepayment premium																							$ 1,000,000
Percentage of repayment of convertible debt, amount																							10.00%
December Yorkville Convertible Note [Member] | Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global, LP [Member]
Aggregate outstanding principal amount																																																2,000,000
March Yorkville Promissory Notes [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Debt instrument, face amount																																																750,000
Loan agreement with cpbf Lending Llc [Member]
Principal amount outstanding																																																6,500,000
Loan agreement with cpbf Lending Llc [Member] | Term Note [Member]
Interest expense debt																																											$ 238,843				$ 772,550
Loan agreement with cpbf Lending Llc [Member] | Convertible Debt [Member]
Interest expense																																																350,430	422,507
Interest expense debt																																																$ 325,818	$ 395,575
Debt instrument, interest rate																																																16.00%	16.00%
Debt related commitement fees and debt issuance costs																																																$ 24,612	$ 26,932
Loan agreement with cpbf Lending Llc [Member] | Medium-Term Note [Member]
Interest expense																																											264,235				851,175	851,175	1,140,106
Interest expense debt																																																772,550	1,058,230
Debt related commitement fees and debt issuance costs																																											$ 25,392				$ 78,625	$ 78,625	$ 81,876
Common Class A [Member]
Common stock, par value | $ / shares																													$ 0.0001
Common stock shares outstanding | shares					4,973,984																								819,516											4,973,984						4,973,984		588,402	27,416
Common Class A [Member] | Reverse Stock Split [Member]
Common stock shares outstanding | shares																																																588,403
Common Class A [Member] | Subsequent Event [Member]
Debt instrument, face amount																																																					$ 16,666
Common Class A [Member] | Gem Agreement [Member]
Convertible Debt					$ 215,057																																			$ 215,057						$ 215,057		$ 215,057
Shares issuable under the terms of promissory note | shares																												200,000
Shares issued under the terms of promissory note | shares																																																19,000
Common Class A [Member] | Gem Agreement [Member] | Subsequent Event [Member]
Convertible Debt																																										$ 0
Common Class A [Member] | Conversion Of 7 Gc Promissory Notes [Member] | Sponsor [Member]
Share issued | shares																											1,781
Common Class A [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Conversion of stock, shares converted | shares																																																2,891
Common stock, par value | $ / shares																													$ 0.0001
Common Class A [Member] | Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global, LP [Member]
Conversion of stock, shares converted | shares																																																27,539
Common Class A [Member] | Maximum [Member]
Warrants issued | shares																56,555
Common Class A [Member] | Private Placement Offering 3 LLP [Member]
Common stock, par value | $ / shares																																																				$ 0.0001
Common Class A [Member] | Alco September Promissory Note [Member] | Conversion And Settlement [Member]
Share issued | shares																		28,242
Shares issued																		$ 1,098,614
Common Class A [Member] | September 1800 Diagonal Note [Member]
Conversion of stock, shares converted | shares									7,034
Premium fair value									$ 17,000
Common Class A [Member] | December 1800 Diagonal Note [Member]
Conversion of stock, shares converted | shares										19,986
Premium fair value										$ 58,000
Common Class A [Member] | CPBF Lending LLC [Member]
Share issued | shares																				70,000																			5,560
Percentage of owned, related party																				16.00%
Common stock price per share | $ / shares																																							$ 38.90
Shares issued upon conversion of option, value																																							$ 216,284
Common Class A [Member] | CPBF Lending LLC [Member] | Subsequent Event [Member]
Share issued | shares	7,700	33,200	10,990	10,990
Common stock price per share | $ / shares	$ 2.38	$ 2.69	$ 2.74	$ 2.71
Common Class A [Member] | Yorkville Convertible Note [Member] | Yorkville Advisors Global, LP [Member]
Common stock, par value | $ / shares												$ 0.0001
Debt instrument conversion price per share | $ / shares												20.00
Common Class A [Member] | Yorkville Convertible Note [Member] | Yorkville Advisors Global, LP [Member] | Subsequent Event [Member]
Common stock, par value | $ / shares												$ 0.0001
Common Class A [Member] | March Yorkville Promissory Notes [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Conversion of stock, shares converted | shares																																																14,986
Series A Preferred Stock [Member] | Alco [Member]
Equity percentage owned percentage																																					5.00%
Series A Preferred Stock [Member] | D N X [Member] | Related Party Convertible Notes [Member] | Minimum [Member]
Equity percentage owned percentage																																													5.00%
Series A Preferred Stock [Member] | Alco August Promissory Note [Member] | Alco [Member]
Equity percentage owned percentage																																			10.00%
Common Class B [Member]
Common stock shares outstanding | shares					231,114																																			231,114						231,114		231,114	231,113
Common Class B [Member] | Reverse Stock Split [Member]
Common stock shares outstanding | shares																																																231,113
Common Class B [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Common stock, par value | $ / shares																													0.0001
Common Class B [Member] | CPBF Lending LLC [Member]
Share issued | shares																231,114
Yorkville Standby Equity Purchase Agreement [Member]
Debt discount upon issuance																										250,000		$ 100,000
Debt instrument, face amount																										1,500,000		1,000,000
Cash proceeds from issuance of convertible notes																										$ 1,250,000		900,000
Increased principal amount agreed to advance																												$ 1,000,000
Maximum floor price | $ / shares																													100.00																													20.00
Floor price | $ / shares																																																										$ 2.94
Common stock price per share | $ / shares																													500.00
Yorkville Standby Equity Purchase Agreement [Member] | Maximum [Member]
Maximum floor price | $ / shares																													1,000
Yorkville Standby Equity Purchase Agreement [Member] | Common Class A [Member]
Common stock, par value | $ / shares																													0.0001
Common stock price per share | $ / shares																													5,000																									$ 16.80	$ 16.10
Yorkville Standby Equity Purchase Agreement [Member] | Common Class B [Member]
Common stock, par value | $ / shares																													$ 0.0001
Amended Debt Repayment Agreement [Member]
Premium remaining payment																							$ 35,040
Debt instrument, face amount																							750,000
Cash proceeds from issuance of convertible notes																							75,000
Aggregate principal amount																							750,000
Premium payment																							75,000
Premium advance																							110,040
Premium fair value																							$ 115,800
Amended Debt Repayment Agreement [Member] | Common Class A [Member]
Share purchase | shares																							1,200
Premium remaining payment																							$ 35,040
Cash proceeds from issuance of convertible notes																							75,000
Aggregate principal amount																																																								$ 750,000
Premium payment																							75,000
Premium advance																							110,040
Premium fair value																							$ 115,800
Amended Debt Repayment Agreement [Member] | Common Class A [Member] | Reverse Stock Split [Member]
Share purchase | shares																							1,200
Share Purchase Agreement [Member] | Maximum [Member] | Gem Agreement [Member]
Common stock, value																													$ 100,000,000
Gem Term Sheet [Member] | Gem Agreement [Member]
Convertible Debt																													$ 2,000,000.0
Debt Instrument, Term																													5 years
Percentage of right to convert warrant to common shares																													0.00%
Administrative agent fees																													$ 2,000,000.0																				$ 2,000,000.0
Gem Term Sheet [Member] | Common Class A [Member] | Gem Agreement [Member] | Gem Warrant [Member]
Percentage of right to convert warrant to common shares																													3.00%
Original Debt Repayment Agreement [Member]
Debt instrument, face amount																								$ 2,000,000
Premium payment																								$ 200,000
Original Debt Repayment Agreement [Member] | Common Class A [Member]
Common stock, par value | $ / shares																								$ 0.0001
Floor Price Reduction Agreement [Member]
Debt instrument, interest rate																	0.00%
Premium payment																	$ 700,000
Debt instrument reduction amount																	$ 700,000
Debt instrument adjusted amount | $ / shares																	$ 2.00
Debt instrument extended maturity terms																																																maturity date for the Outstanding Promissory Notes is extended by 120 days to January 17, 2025.
Floor price | $ / shares																	$ 20.00
Floor Price Reduction Agreement [Member] | Yorkville Advisors Global, LP [Member]
Debt instrument, interest rate																	0.00%
Debt instrument, maturity date																	Jan. 17, 2025
Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global, LP [Member]
Debt discount upon issuance																													$ 200,000
Premium remaining payment																																																$ 2,000,000
Cash proceeds from issuance of convertible notes																													1,800,000
Conversion rate percentage of common stock outstanding																	10.00%
Standby Equity Purchase Agreement [Member] | Minimum [Member] | Yorkville Advisors Global, LP [Member]
Debt instrument, face amount																													2,000,000
Standby Equity Purchase Agreement [Member] | Maximum [Member] | Yorkville Advisors Global, LP [Member]
Debt instrument, face amount																													$ 3,500,000
Standby Equity Purchase Agreement [Member] | Yorkville Convertible Notes [Member] | Yorkville Advisors Global, LP [Member]
Debt instrument, interest rate																													0.00%
Debt instrument, maturity date																													Jan. 17, 2025
Debt instrument, increase in interest rate																													18.00%
Conversion rate percentage of common stock outstanding																													9.99%
Conversion rate percentage of common stock outstanding																													10.00%
Prepayment premium																							$ 1,000,000
Percentage of repayment of convertible debt, amount																							10.00%
Standby Equity Purchase Agreement [Member] | Common Class A [Member] | Yorkville Advisors Global, LP [Member]
Conversion of stock, shares converted | shares																																																27,538
Conversion rate percentage of common stock outstanding																	9.99%
Side Letter To The Loan Agreement [Member] | CPBF Lending LLC [Member] | 2024 CPBF Convertible Note [Member]
Debt instrument, convertible terms																																																On September 5, 2024, the Company entered into a side letter to the loan agreement with CP BF whereby the Company agreed to consolidate the Term Note, CP BF Convertible Note and First Amendment Convertible Note (combined the “Old CP BF Notes”) into a single convertible note (the “2024 CP BF Convertible Note”).
C P B F Securities Purchase Agreement [Member]
Debt																$ 2,000,000
Warrant initial exercise price | $ / shares																$ 38.90
Warrants exercise price | $ / shares																$ 0.0001
Percentage of number of shares of Common Stock outstanding																19.99%
C P B F Securities Purchase Agreement [Member] | Common Class A [Member]
Share issued | shares																26,085
C P B F Securities Purchase Agreement [Member] | Common Class B [Member] | Chief Executive Officer [Member]
Common stock shares outstanding | shares																231,114
Subordinated Business Loan and Security Agreement [Member]
Debt instrument, face amount																						$ 787,500
Debt instrument, interest rate																						42.00%
Debt instrument, maturity date																						Feb. 05, 2025
Proceeds from debt																						$ 750,000
Agent fees																						$ 37,500